Thrivent Series Fund, Inc.

Supplement to the Statement of Additional Information

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

The following changes are made effective immediately in the sections of the Statement of Additional Information describing Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”).

1.	The following information replaces the information regarding Ron Hua, Len Ioffe, Osman Ali, Takashi Suwabe, and Denis Suvorov in the table under “Other Accounts Managed by the GSAM Portfolio Managers” in the section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers”:

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (USD MM)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (USD MM)
Ron Hua	Registered Investment Companies	13	$4,143	0	$0
	Other Pooled Investment Vehicles	16	$4,525	0	$0
	Other Accounts	34	$9,108	6	$1,391

Len Ioffe	Registered Investment Companies	11	$3,640	0	$0
	Other Pooled Investment Vehicles	16	$4,525	0	$0
	Other Accounts	34	$9,108	6	$1,391

Osman Ali	Registered Investment Companies	11	$4,337	0	$0
	Other Pooled Investment Vehicles	15	$4,343	0	$0
	Other Accounts	34	$9,108	6	$1,391

Takashi Suwabe	Registered Investment Companies	2	$1,148	0	$0
	Other Pooled Investment Vehicles	9	$3,630	0	$0
	Other Accounts	24	$7,621	5	$1,211

Denis Suvorov	Registered Investment Companies	2	$1,148	0	$0
	Other Pooled Investment Vehicles	9	$3,630	0	$0
	Other Accounts	24	$7,621	5	$1,211

2.	The second sentence in the paragraph regarding GSAM serving as a subadviser to the Portfolio under “Investment Subadvisory Fees” under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

The fee payable for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of Thrivent Partner Worldwide Allocation Portfolio’s average daily net assets managed by GSAM; 0.45% of the next $200 million of the Portfolio’s average daily net assets managed by GSAM; and 0.40% of all of the Portfolio’s average daily net assets managed by GSAM in excess of $400 million.

The date of this Supplement is September 25, 2013.

Please include this Supplement with your Statement of Additional Information.

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